Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Intangible Assets Details Narrative Abstract
Amortization Expenses	$ 57,344	$ 57,344	$ 229,377	$ 229,377
Useful Life of Assets			10 years